UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21689
                                                     ---------

                         The Piedmont Investment Trust
                         -----------------------------
               (Exact name of registrant as specified in charter)


          120 Club Oaks Court, Suite 200, Winston-Salem, North Carolina 27104
          -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                A. Vason Hamrick
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


     Registrant's telephone number, including area code: 252-972-9922
                                                         ------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2007
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.


        Annual Report 2007






                                                   [LOGO HERE]
                                                THE PIEDMONT SELECT
                                                    VALUE FUND





                                                                 March 31, 2007








This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Value Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

________________________________________________________________________________

Statements in the Annual Report that reflect projections or expectations of future financial or economic performance of The Piedmont Select Value Fund (the "Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, including, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, non-diversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
________________________________________________________________________________

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about May 30, 2007.


For More Information on Your Piedmont Select Value Fund:

              See Our Web site @ www.piedmontselectvaluefund.com
                      or
              Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

                 (This page was intentionally left blank.)

THE PIEDMONT SELECT VALUE FUND                                      May 29, 2007

This past year has been one of transition for The Piedmont Select Value Fund. In April of 2006, David Clark joined Sheets, Smith and Associates. They officially became the investment advisor for The Piedmont Select Value Fund in May of 2006. The investment advisor agreed to waive and/or reimburse the fund to the extent necessary to cap the fund's expense ratio at 1.35%. Also the fund eliminated the ..25% total 12(b)-1 fee. In addition, David Gilbert also joined Mr. Clark as co - portfolio manager of the fund. Mr. Gilbert has 35 years of experience managing equity portfolios. As a result of the merger, shareholders are now paying less for a management team with more experience and depth.

________________________________________________________________________________
Performance as of March 31, 2007
________________________________________________________________________________
Average Annual Total Returns         One Year        Since Inception*
________________________________________________________________________________
Piedmont Select Value Fund            2.52%               6.55%
S&P 500 Total Return Index           11.83%              13.65%

*The Fund's inception date is April 26, 2005.

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit www,nottinghamco.com.

The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.
________________________________________________________________________________

The performance for 2006 was hampered by an unusually large cash position. When the management of the fund was shifted to Sheets Smith & Associates a large amount of cash came into the fund. We decided to be very judicious investing the cash as we worked through the investment advisory operations combination. The fund's cash position from July 1, 2006 to December of 2006 was 50% on average. We believe this large cash position was unusual and we expect to maintain a cash position of between 5% - 15% going forward. In December, we began putting the excess cash to work in earnest and the results significantly improved.

The Rational Framework continues to be the primary screening tool driving our stock selection. The Rational Framework helps us identify what we feel are excellent companies selling at attractive prices. The Rational Framework identifies companies that we believe to be selling at lower ranges of their price to book value ratio whose Return on Equity is improving.

In December of 2006, in an effort to lower the fund's volatility, we began using a paired strategy driven by our quantitative Rational Framework selection process. For those of you unfamiliar with paired trades, we identify 2 stocks that are competitors and invest in the company we feel has the most potential and sell short the least attractive company. Our ratio is usually 5:1 or for every $5 we are long we will short $1. This has the effect of lowering our exposure and providing downside protection. We currently have such trades with total shorts equaling approximately 6% of the portfolio. We believe this approach is consistent with our goal of providing our clients with long term conservative growth.

The assets of The Piedmont Select Value Fund grew significantly during the past year. The fund began the year with just over $2.5 million dollars in assets. As of March 31, 2007, the fund had over $16 million in assets.

In summary, The Piedmont Select Value Fund experienced major changes during the past year. All the changes will benefit our fellow shareholders. The fund will have management with more depth and experience and the asset growth insures the viability of the fund as we move into 2007.

About The Piedmont Select Value Fund Top Holdings

Medco Health Solutions - Medco is the largest pharmacy benefit manager. It was spun off by Merck in 2003. Medco currently fills more prescriptions online than all other pharmacy benefit managers combined. We consider Medco to be financially the strongest company in the pharmacy benefit management industry. - 5.28% of the fund

Wellpoint Inc. - Wellpoint is the second largest Managed Healthcare Organization with what we believe to be the strongest balance sheet. The Managed Healthcare industry as a huge demographic tailwind and we believe Wellpoint to be the best managed and most shareholder focused firm in the industry. - 4.92% of the fund

Nokia - Nokia is the leading manufacturer in the cell phone and equipment industry. Their tremendously strong financial position enables them to dominate the fastest growing segment of the industry - the inexpensive phones used throughout the world. - 4.87% of the fund

Lowes - Lowes is the second largest retail home improvement chain with excellent growth prospects primarily through new stores and market share gains. It has been able to consistently outperform its largest competitor in sales growth. - 4.20% of the fund

Exxon - Exxon is the most profitable company in the US today. We consider it a low risk hedge against spiking oil prices or Middle Eastern unrest in a quality company with broad industry exposure still selling at an attractive price. - 4.17% of the fund



 /s/ David M. Clark                   /s/ David Gilbert
 ____________________                 ____________________
 David M. Clark                       David Gilbert

THE PIEDMONT SELECT VALUE FUND

Performance Update - $10,000 Investment (Unaudited)

For the period from April 26, 2005 (Date of Initial Public  Investment) to March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
              The Piedmont         S&P 500         Performance Returns for the period from April 26, 2005 (Date of
              Select Value       Total Return      Initial Public Investment) to March 31, 2007.
                  Fund              Index          --------------------------------------------------------------------------------
               -----------       ------------                                                              Gross
  4/26/2005      10,000             10,000          Average Annual                        Since           Expense
  6/30/2005      10,070             10,383          Total Returns          One Year      Inception*       Ratio (1)
  9/30/2005      10,540             10,758          -------------------------------------------------------------------------------
 12/31/2005      10,540             10,982          The Piedmont
  3/31/2006      11,024             11,444          Select Value Fund       2.52%         6.55%           9.28%
  6/30/2006      10,701             11,279          -------------------------------------------------------------------------------
  9/30/2006      10,701             11,918          Cumulative Total
 12/31/2006      10,934             12,717          Investment              Since             Final Value of $10,000
  3/31/2007      11,302             12,798           Returns               Inception*              Investment
                                                    -------------------------------------------------------------------------------
                                                    The Piedmont
                                                    Select Value Fund        13.02%                 $11,302
                                                    -------------------------------------------------------------------------------
                                                    S&P 500
                                                    Total Return Index       27.98%                  $12,798
                                                    -------------------------------------------------------------------------------
                                                   * The Fund's inception date - April 26, 2005 (Date of Initial Public Investment)
-----------------------------------------------------------------------------------------------------------------------------------
This graph depicts the performance of The Piedmont Select Value Fund  (the"Fund")  versus the S&P 500 Total Return Index. The graph assumes an initial $10,000  investment at April 26, 2005 (Date of Initial Public  Investment).  All dividends and distributions are reinvested.  It is important  to note the Fund is a  professionally  managed  mutual fund while the indices are not  available  for investment and are unmanaged. The comparison is shown for illustrative purposes only.

(1) Gross Expense Ratio per most recent Prospectus, dated September 2006.
--------------------------------------------------------------------------------
Performance  quoted above represents past performance,  which is no guarantee of future  results.  Investment  return and principal  value will fluctuate so that shares,  when  redeemed,  may be worth  more or less than their  original  cost.
Current  performance may be lower or higher than the performance data quoted. An investor may obtain performance data,  current to the most recent month-end,  by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
Example - As a  shareholder  of the Fund,  you incur  ongoing  costs,  including management  fees and other Fund  expenses.  This example is intended to help you understand  your  ongoing  costs (in  dollars) of  investing  in the Fund and to compare  these costs with the ongoing  costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                            Beginning                Ending
                                          Account Value           Account Value          Expenses Paid
Expense Example                          October 1, 2006          March 31, 2007         During Period*
------------------------------------------------------------------------------------------------------------------------------------
Actual                                      $1,000.00               $1,056.10               $6.92
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)    $1,000.00               $1,018.20               $6.79
------------------------------------------------------------------------------------------------------------------------------------
* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.35%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense ratio  multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments


As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                      Market Value
                                      Shares       (Note 1)                                            Shares        (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 89.82%                                               Oil & Gas Services - 9.51%
                                                                       BJ Services Co.                  17,000      $    474,300
Aerospace/Defense - 2.07%                                              Exxon Mobil Corp.                 9,100           686,595
  Raytheon Company                     6,500     $    340,990          Schlumberger Ltd.                 5,900           407,690
                                                 ------------                                                       ------------
                                                                                                                       1,568,585
Banks - 3.49%                                                                                                       ------------
  Hampton Roads Bankshares, Inc.      20,000          249,800        Pharmaceuticals - 8.90%
  U.S. Bancorp                         9,304          325,361        * Barr Pharmaceuticals Inc.         9,000           417,150
                                                 ------------        * Medco Health Solutions Inc.      12,000           870,360
                                                      575,161        * ViroPharma Inc.                  12,500           179,375
                                                 ------------                                                       ------------
                                                                                                                       1,466,885
Beverages - 2.46%                                                                                                   ------------
  PepsiCo., Inc.                       6,374          405,132
                                                 ------------        Retail - 15.23%
                                                                       Lowe's Companies, Inc. (a)       22,000           692,780
Electrical Components & Equipment - 3.62%                            * Sally Beauty Holdings, Inc.      10,000            91,900
* Energizer Holdings, Inc.             7,000          597,310        * Sears Holding Corp.               2,000           360,320
                                                 ------------          Staples, Inc.                    18,900           488,376
                                                                     * Starbucks, Corp.                 10,000           313,600
Electronics - 4.78%                                                    Wal-Mart Stores, Inc.            12,000           563,400
* Waters Corporation                  13,600          788,800                                                       ------------
                                                 ------------                                                          2,510,376
                                                                                                                    ------------
Healthcare - Products - 2.46%
* Kinetic Concepts, Inc.               8,000          405,120        Semiconductors - 4.51%
                                                 ------------          Altera Corp                      16,000           319,840
                                                                     * MEMC Electronic
Healthcare - Services - 11.10%                                             Materials, Inc.               7,000           424,060
  Health Management                                                                                                 ------------
      Associates, Inc.                40,000          434,800                                                            743,900
* Laboratory Corp of                                                                                                ------------
      America Holdings (a)             8,038          583,800
* WellPoint Inc. (a)                  10,000          811,000        Telecommunications - 4.86%
                                                 ------------        u Nokia OYJ                        35,000           802,200
                                                    1,829,600                                                       ------------
                                                 ------------
                                                                     Transportation - 7.02%
Insurance - 3.28%                                                      FedEx Corp.                       5,500           590,865
  Brown & Brown, Inc.                 20,000          541,000          Norfolk Southern Corp.           11,200           566,720
                                                 ------------                                                       ------------
                                                                                                                       1,157,585
Machinery - Diversified - 4.40%                                                                                     ------------
  Deere & Company (a)                  3,434          373,070
  Graco Inc.                           9,000          352,440        Total Common Stocks (Cost $13,800,838)           14,809,859
                                                 ------------                                                       ------------
                                                      725,510
                                                 ------------        INVESTMENT COMPANY - 7.29%
                                                                       Evergreen Institutional Money Market Fund, 5.21%
Media - 0.83%                                                             (Cost $1,201,676)         1,201,676          1,201,676
  CBS Corporation                      4,500          137,655                                                       ------------
                                                 ------------
                                                                     Total Investments (Cost $15,002,514) - 97.11%  $16,011,535
Mining - 1.30%                                                       Other Assets less Liabilities - 2.89%              475,970
* Breakwater Resources Ltd.           35,000           55,685                                                       -----------
* Lundin Mining Corp.                 14,280          158,365
                                                 ------------        Net Assets - 100.00%                           $16,487,505
                                                      214,050                                                       ===========
                                                 ------------
                                                                     *  Non-income producing investment.
                                                                     u  American Depositary Receipt.
                                                                    (a) A  portion  of  this  security is on loan as collateral for
                                                                        securities sold short at March 31, 2007.        (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments


As of March 31, 2007
--------------------------------------------------------------------------------

---------------------------------------    -------------------------------------
 Summary of Investments by Industry
                                             % of Net
 Industry                                     Assets        Market Value
 -----------------------------------------------------------------------
 Aerospace/Defense                             2.07%      $      340,990
 Banks                                         3.49%             575,161
 Beverages                                     2.46%             405,132
 Electrical Components
   & Equipment                                 3.62%             597,310
 Electronics                                   4.78%             788,800
 Healthcare - Products                         2.46%             405,120
 Healthcare - Services                        11.10%           1,829,600
 Insurance                                     3.28%             541,000
 Investment Company                            7.29%           1,201,676
 Machinery - Diversified                       4.40%             725,510
 Media                                         0.83%             137,655
 Mining                                        1.30%             214,050
 Oil & Gas Services                            9.51%           1,568,585
 Pharmaceuticals                               8.90%           1,466,885
 Retail                                       15.23%           2,510,376
 Semiconductors                                4.51%             743,900
 Telecommunications                            4.86%             802,200
 Transportation                                7.02%           1,157,585
 -----------------------------------------------------------------------
 Total                                        97.11%      $   16,011,535













 See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Securities Sold Short


As of March 31, 2007
--------------------------------------------------------------------------------
                                                         Market Value
                                          Shares           (Note 1)
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT - COMMON STOCKS - 5.11%

Beverages - 0.58%
  The Coca-Cola Company                   2,000         $     96,000
                                                        ------------

Electronics - 0.85%
  Thermo Fisher Scientific, Inc.          3,000              140,250
                                                        ------------

Retail - 1.84%
  CVS Corp.                               1,600               54,624
  Home Depot, Inc.                        3,200              117,568
  Rite Aid Corp.                         22,800              131,556
                                                        ------------
                                                             303,748
                                                        ------------
Telecommunications - 0.57%
  Motorola, Inc.                          5,300               93,651
                                                        ------------

Transportation - 1.27%
  Burlington Northern
       Santa Fe Corp.                     1,200               96,516
  United Parcel Service, Inc.             1,600              112,160
                                                        ------------
                                                             208,676
                                                        ------------

Total Securities Sold Short
       (Proceeds $834,857)                              $    842,325
                                                        ------------















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Assets and Liabilities

As of March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $15,002,514) ............................................................   $     16,011,535
    Deposits with Broker ................................................................................          1,362,354
    Receivables:
       Dividends ........................................................................................             21,835
    Prepaid expenses
       Fund accounting fees (note 2) ....................................................................              2,250
       Compliance services fees (note 2) ................................................................                635
       Other expenses ...................................................................................             25,156
    Due from affiliates:
       Advisor (note 2) .................................................................................             10,864
                                                                                                            ----------------
    Total assets ........................................................................................         17,434,629

Liabilities:
    Securities sold short, at value (proceeds $834,857) .................................................            842,325
    Due to Custodian ....................................................................................             23,345
    Payables:
       Investments purchased ............................................................................             59,946
       Fund shares repurchased ..........................................................................              6,059
       Dividend expense .................................................................................              1,245
    Accrued expenses ....................................................................................             14,204
                                                                                                            ----------------

    Total liabilities ...................................................................................            947,124
                                                                                                            ----------------

Net Assets ..............................................................................................   $     16,487,505
                                                                                                            ================
Net Assets Consist of:
    Capital (par value and paid in surplus) .............................................................   $     15,986,744
    Undistributed net investment income .................................................................             19,067
    Accumulated net realized loss on investments ........................................................           (519,859)
    Net unrealized appreciation on investments ..........................................................          1,001,553
                                                                                                            ----------------
    Total Net Assets ....................................................................................   $     16,487,505
                                                                                                            ----------------
    Shares Outstanding, $0.001 par value (unlimited authorized shares) ..................................          1,480,406
    Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............................   $          11.14










See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Operations

For the fiscal year ended March 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
    Dividends ...........................................................................................   $        247,153
                                                                                                            ----------------

    Total Investment Income .............................................................................            247,153

Expenses:
    Dividends on securities sold short ..................................................................              4,608
    Advisory fees (note 2) ..............................................................................            125,593
    Administration fees (note 2) ........................................................................             25,645
    Transfer agent fees (note 2) ........................................................................             21,000
    Fund accounting fees (note 2) .......................................................................             28,396
    Compliance services fees (note 2) ...................................................................              7,750
    Custody fees (note 2) ...............................................................................              6,871
    Registration and filing administration fees (note 2) ................................................              8,100
    Legal fees ..........................................................................................             27,023
    Audit and tax preparation fees ......................................................................             12,832
    Registration and filing expenses ....................................................................             26,345
    Shareholder servicing expenses ......................................................................              2,695
    Printing expenses ...................................................................................              3,201
    Trustee fees and meeting expenses ...................................................................              7,311
    Securities pricing fees .............................................................................              3,269
    Other operating expenses ............................................................................             11,914
                                                                                                            ----------------
    Total Expenses ......................................................................................            322,553

    Expenses reimbursed by advisor (note 2) .............................................................             (4,047)
    Advisory fees waived (note 2) .......................................................................           (125,593)

    Net Expenses ........................................................................................            192,913
                                                                                                            ----------------
Net Investment Income ...................................................................................             54,240
                                                                                                            ----------------
Realized and Unrealized (Loss) Gain on Investments

    Net realized loss from investment transactions ......................................................           (536,077)
    Net realized gain from short position investment transactions .......................................             16,575
    Change in unrealized appreciation on investments ....................................................            869,208
                                                                                                            ----------------
Realized and Unrealized Gain on Investments .............................................................            349,706
                                                                                                            ----------------
Net Increase in Net Assets Resulting from Operations ....................................................   $        403,946
                                                                                                            =================





See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statements of Changes in Net Assets

For the fiscal year ended March 31,                                                                   2007          2006 (a)
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
    Net investment income (loss) ............................................................... $      54,240    $     (17,533)
    Net realized (loss) gain from investment transactions ......................................      (519,502)          98,998
    Change in unrealized appreciation on investments ...........................................       869,208          132,345
                                                                                                 -------------    -------------
Net Increase in Net Assets Resulting from Operations ...........................................       403,946          213,810
                                                                                                 -------------    -------------
Distributions to Shareholders: (note 4)
    Net investment income ......................................................................       (35,162)              -
    Net realized gain from investment transactions .............................................       (60,375)         (21,458)
                                                                                                 -------------    -------------
Decrease in Net Assets Resulting from Distributions ............................................       (95,537)         (21,458)
                                                                                                 -------------    -------------
Capital Share Transactions: (note 5)
    Shares sold ................................................................................    14,191,864        2,813,960
    Reinvested dividends and distributions .....................................................        32,391           21,458
    Shares repurchased .........................................................................      (973,653)         (99,276)
                                                                                                 -------------    -------------
Increase from Capital Share Transactions .......................................................    13,250,602        2,736,142
                                                                                                 -------------    -------------
Net Increase in Net Assets .....................................................................    13,559,011        2,928,494
                                                                                                 =============    =============
Net Assets:
    Beginning of Year ..........................................................................     2,928,494              -
    End of Year ................................................................................ $  16,487,505    $   2,928,494

Undistributed Net Investment Income ............................................................ $      19,067    $         -

(a) For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006.















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Financial Highlights

For a share outstanding during the
fiscal year or period ended March 31,                                                                    2007         2006 (a)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year .............................................................    $    10.93      $   10.00
                                                                                                    ----------      -------
Income (Loss) from Investment Operations
    Net investment income (loss) ...............................................................          0.03          (0.07)
    Net realized and unrealized gain on securities .............................................          0.24           1.09
                                                                                                    ----------      ---------
Total from Investment Operations ...............................................................          0.27           1.02
                                                                                                    ----------      ---------
Less Distributions:
    Dividends (from net investment income) .....................................................         (0.02)           -
    Distributions (from capital gains) .........................................................         (0.04)         (0.09)
                                                                                                    ----------      ---------
Total Distributions ............................................................................         (0.06)         (0.09)
                                                                                                    ----------      ---------
Net Asset Value, End of Year ...................................................................    $    11.14          10.93
                                                                                                    ==========      =========

Total return ...................................................................................          2.52 %    $   10.24 % (d)

Net Assets, End of Year (in thousands) .........................................................    $   16,488      $   2,928

Average Net Assets for the Year (in thousands) .................................................    $   13,955      $   2,111

Ratios of:
Gross Expenses to Average Net Assets (b) .......................................................          2.31 %         9.53 % (c)
Net Expenses to Average Net Assets (b) .........................................................          1.38 % (e)     2.25 % (c)
Net Investment Income (Loss) to Average Net Assets .............................................          0.39 %        (0.89)% (c)


Portfolio turnover rate ........................................................................        113.76 %       128.60 % (d)


(a)  For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006.
(b)  The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)  Annualized.
(d)  Not annualized.
(e)  The net expense ratio listed is greater than the Expense Limit of 1.35% due to dividends on securities sold short in the amount of $4,608.











See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements
____________________________________________________________________________________________________________________________________

1.   Organization and Significant Accounting Policies        from foreign securities will be recorded as soon as the
                                                             Trust is informed of the  dividend if such  information
The Piedmont Select Value Fund (the "Fund") is a series      is  obtained   subsequent  to  the  ex-dividend   date.
fund. The Fund is part of The Piedmont Investment Trust      Interest  income is recorded  on the accrual  basis and
(the  "Trust"),  which  was  organized  as  a  Delaware      includes amortization of discounts and premiums.  Gains
statutory trust and is registered  under the Investment      and losses are determined on the identified cost basis,
Company Act of 1940 (the "1940 Act"), as amended, as an      which is the same  basis  used for  federal  income tax
open-ended  management investment company. The Trust is      purposes.
classified as a  non-diversified  company as defined in
the 1940 Act.                                                Expenses
                                                             The Fund bears expenses  incurred  specifically  on its
The Fund  commenced  operations on April 26, 2005.  The      behalf as well as a portion of general expenses,  which
investment  objective of the Fund is to seek  long-term      are allocated according to methods reviewed annually by
capital   appreciation   through   investing   for  the      the Trustees.
long-term  in  businesses  with  solid  financials  and
proven  operating  histories,  consisting  primarily of      Securities Sold Short
common and preferred stocks and securities  convertible      Securities sold short represent obligations of the Fund
into common stocks.                                          to  deliver  the  specified  securities  and,  thereby,
                                                             create a liability to repurchase  the securities in the
The   following    accounting    policies   have   been      market at prevailing prices. The ultimate obligation to
consistently followed by the Fund and are in conformity      satisfy  securities  sold  short may  exceed the amount
with accounting  principles  generally  accepted in the      recognized in the statement of assets and  liabilities.
United  States of  America  in the  investment  company      The Fund  maintains  deposits with a Broker that act as
industry.                                                    collateral for the securities sold short.

Investment Valuation                                         Dividend Distributions
The Fund's  investments  in  securities  are carried at      The Fund may declare and distribute  dividends from net
value.  Securities listed on an exchange or quoted on a      investment  income  (if any)  quarterly.  Distributions
national  market  system  are  valued at the last sales      from capital gains (if any) are generally  declared and
price as of 4:00 p.m. Eastern Time.  Securities  traded      distributed   annually.   The  Fund  may  also  make  a
in the NASDAQ  over-the-counter  market  are  generally      supplemental  distribution subsequent to the end of its
valued at the  NASDAQ  Official  Closing  Price.  Other      fiscal year.
securities  traded in the  over-the-counter  market and
listed  securities  for which no sale was  reported  on      Estimates
that date are  valued  at the most  recent  bid  price.      The  preparation of financial  statements in conformity
Securities and assets for which  representative  market      with accounting  principles  generally  accepted in the
quotations are not readily available or which cannot be      United  States of America  requires  management to make
accurately  valued  using  the  Fund's  normal  pricing      estimates  and  assumptions  that  affect the amount of
procedures  are valued at fair value as  determined  in      assets,   liabilities,   expenses   and   revenues  and
good faith under  policies  approved  by the  Trustees.      disclosure   of  contingent   assets  and   liabilities
Fair  value  pricing  may  be  used,  for  example,  in      reported in the financial  statements.  Actual  results
situations where (i) a portfolio  security is so thinly      could differ from those estimates.
traded  that there have been no  transactions  for that
security  over an  extended  period  of time;  (ii) the      Federal Income Taxes
exchange on which the portfolio security is principally      No  provision  for  income  taxes  is  included  in the
traded closes early;  or (iii) trading of the portfolio      accompanying financial statements,  as the Fund intends
security  is halted  during the day and does not resume      to distribute to  shareholders  all taxable  investment
prior to the  Funds'  net asset  value  calculation.  A      income and  realized  gains and  otherwise  comply with
portfolio security's "fair value" price may differ from      Subchapter M of the Internal Revenue Code applicable to
the price next  available for that  portfolio  security      regulated investment companies.
using the Fund's normal pricing procedures. Instruments
with  maturities  of 60  days  or less  are  valued  at
amortized cost, which approximates market value.

Investment Transactions and Investment Income
Investment  transactions  are  accounted  for as of the
date purchased or sold (trade date). Dividend income is
recorded on the  ex-dividend  date.  Certain  dividends                                                 (Continued)


THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

2.   Transactions with Affiliates                            Administrator
                                                             The  Fund  pays  a  monthly  administration  fee to The
Advisor                                                      Nottingham Company (the "Administrator") based upon the
Clark Capital Management,  LLC served as the investment      average daily net assets of the Fund and  calculated at
advisor to the Fund pursuant to an investment  advisory      the  annual  rates as shown  in the  schedule  provided
agreement   with  the  Trust   from   commencement   of      below. The Administrator also receives a fee to procure
operations  (April 26,  2005) to May 9,  2006.  Sheets,      and pay the Fund's custodian,  additional  compensation
Smith and Associates,  Inc. (the "Advisor")  became the      for fund  accounting  and  recordkeeping  services  and
advisor to the Fund  pursuant to an Interim  Investment      additional compensation for certain costs involved with
Advisory  Agreement  approved  by  the  Trustees  at  a      the daily valuation of securities and as  reimbursement
meeting held on May 9, 2006.  On August 31,  2006,  the      for out-of-pocket  expenses.  A breakdown of these fees
shareholders voted to approve a new Investment Advisory      is provided below.
Agreement  ("Advisory  Agreement").  Under the Advisory
Agreement,  the Fund pays a monthly advisory fee to the      Compliance Services
Advisor  based upon the average daily net assets of the      The Nottingham Compliance Services, LLC, a wholly owned
Fund and  calculated at the annual rate as shown below.      affiliate of the Administrator, provides services which
The Advisor has entered  into a  contractual  agreement      assist  the  Trust's   Chief   Compliance   Officer  in
(the "Expense Limitation Agreement") with the Trust, on      monitoring  and testing the policies and  procedures of
behalf of the Fund, under which it has agreed to reduce      the Trust in conjunction with  requirements  under Rule
the amount of the investment advisory fee to be paid to      38a-1 of the 1940 Act.  It  receives  compensation  for
the  Advisor  by the Fund  for  certain  months  and to      this service at an annual rate of $7,750.
assume other expenses of the Fund, if necessary,  in an
amount that limits the Fund's total operating  expenses      Transfer Agent
(exclusive  of  interest,  taxes,  brokerage  fees  and      North Carolina Shareholder Services, LLC (the "Transfer
commissions  and  extraordinary  expenses)  to not more      Agent")  serves  as  transfer,   dividend  paying,  and
than a specified  percentage  of the average  daily net      shareholder  servicing  agent for the Fund. It receives
assets of the Fund for the current period. There can be      compensation  for its services based upon a $15 fee per
no assurance that the Expense  Limitation  Agreement or      shareholder  per  year,  subject  to a  minimum  fee of
the voluntary  waiver will continue in the future.  The      $1,750  per  month,   plus  $500  per  month  for  each
expense   limitation   percentages,   as  well  as  the      additional class of shares, if any.
investment advisory fees waived and expenses reimbursed
as of the fiscal year ended March 31, 2007,  are listed      Distributor
in the table below.                                          Capital  Investment  Group,  Inc.  (the  "Distributor")
                                                             serves  as  the  Fund's   principal   underwriter   and
-------------------------------------------------------      distributor.  The Distributor  receives $5,000 per year
              Expense      Advisor                           paid in monthly  installments for services provided and
Advisor      Limitation      Fee         Expenses            expenses assumed.
Fee Rate        Rate        Waived      Reimbursed
-------------------------------------------------------      Certain  Trustees  and  officers  of the Trust are also
 0.90%        1.35%       $125,593       $4,047              officers of the Advisor or the Administrator.
-------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Fund Accounting
   Administration Fees*                             Custody Fees               Fund               Asset Based Fees
                                                                            Accounting                                Blue Sky
       Average Net         Annual        Average Net            Annual         Fees      Average Net    Annual      Administration
        Assets             Rate           Assets                 Rate        (monthly)    Assets        Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
 First $50 Million        0.175%       First $100 Million       0.020%        $2,250      All Assets     0.01%      $150 per state
 Next  $50 Million        0.150%       Over $100 Million        0.009%
 Next  $50 Million        0.125%
 Next  $50 Million        0.100%
 Over  $200 Million       0.075%
-----------------------------------------------------------------------------------------------------------------------------------
*Minimum  monthly  fees of  $2,000  and $400  for  Administration  and  Custody, respectively.

                                                                                                                        (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

3.   Purchases and Sales of Investment Securities            The aggregate cost of investments  and the  composition
                                                             of  unrealized   appreciation   and   depreciation   of
For the fiscal year ended March 31, 2007, the aggregate      investment  securities  for federal income tax purposes
cost of purchases and proceeds from sales of investment      as of March 31, 2007, are shown in the table below. The
securities  (excluding  short-term  securities) were as      primary difference between book and tax appreciation or
follows:                                                     depreciation   of   investments   is  wash   sale  loss
                                                             deferrals.
-------------------------------------------------------
                                         Proceeds from       -------------------------------------------------------
   Purchases of Securities         Sales of Securities       Table 3
-------------------------------------------------------                                 Aggregate Gross Unrealized
            $23,692,468                   $12,199,115         Federal Tax Cost        Appreciation     Depreciation
-------------------------------------------------------      -------------------------------------------------------
                                                                $14,167,836            $1,338,875       $(337,501)
There  were no  long-term  purchases  or  sales of U.S.      -------------------------------------------------------
Government  Obligations  during the  fiscal  year ended
March 31, 2007.                                              The  amount of  dividends  and  distributions  from net
                                                             investment  income and net realized  capital  gains are
4.   Federal Income Tax                                      determined  in  accordance   with  federal  income  tax
                                                             regulations  which may differ from  generally  accepted
The information  shown in the following tables and text      accounting  principles.  These  differences  are due to
represent:  (1) tax  components  of capital,  as of the      differing  treatments  for items such as net short-term
Fund's  most  recent tax year end,  March 31,  2007 (2)      gains,  deferral of wash sale losses,  foreign currency
expiration  date of the  carry-forward  (3)  unrealized      transactions,  net  investment  loss and  capital  loss
appreciation or depreciation of investments for federal      carry-forwards.   Permanent  differences  such  as  tax
income  tax  purposes  and  (4)   characterization   of      returns of capital and net investment  losses,  if any,
distributions  for federal  income tax purposes for the      would be reclassified against capital.
fiscal year ended March 31, 2007.
                                                             -------------------------------------------------------
-------------------------------------------------------      Table 4
Table 1                                                                                Distributions from
                                                                                 -----------------------------------
Undistributed  Capital Loss  Other                            For the fiscal       Ordinary      Long-Term
  Ordinary       Carry-      Book/Tax      Net Tax             year ended          Income      Capital Gains
  Income        forwards    Differences  Appreciation        -------------------------------------------------------
-------------------------------------------------------       March 31, 2007      $95,537           $ -
 $19,067      $(503,841)    $(15,839)     $1,001,374
-------------------------------------------------------       March 31, 2006      $21,458           $ -
                                                             -------------------------------------------------------
-------------------------------------------------------
Table 2                                                      Due  to  book/tax   differences,   a   reclassification
      Capital Loss Carry-forward                             adjustment   of  $11  has   been   made   to   decrease
Expiration Schedule for the year                             undistributed   net  investment   income  and  increase
            ended March 31, 2007       March 31, 2015        accumulated net realized loss on investments.
-------------------------------------------------------
                                           $503,841
-------------------------------------------------------

5.   Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------

 For the fiscal year or period ended March 31,                                      2007                    2006 (a)
-----------------------------------------------------------------------------------------------------------------------------------
 Transactions in Capital Shares
      Shares sold                                                                 1,299,234                275,198
      Reinvested distributions                                                        2,949                  2,038
      Shares repurchased                                                            (89,646)                (9,367)
 Net Increase in Capital Share Transactions                                       1,212,537                267,869
 Shares Outstanding, Beginning of Year                                              267,869                    -
 Shares Outstanding, End of Year                                                  1,480,406                267,869
-----------------------------------------------------------------------------------------------------------------------------------
(a) For the period from April 26, 2005 (Date of Initial Public Investment) to March 31, 2006.

                                                                                                         (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------

6.   Accounting for Uncertainty in Income Taxes              liabilities  arising  out of the  performance  of their
                                                             duties to the Fund.  In addition,  in the normal course
In September 2006, the Financial  Accounting  Standards      of business,  the Fund enters into  contracts  with its
Board (FASB) issued  Statement on Financial  Accounting      vendors   and   others   that   provide   for   general
Standards  (SFAS) No. 157,  "Fair Value  Measurements".      indemnifications.  The Fund's  maximum  exposure  under
This  standard   establishes  a  single   authoritative      these  arrangements  is unknown,  as this would involve
definition  of fair  value,  sets out a  framework  for      future  claims that may be made  against the Fund.  The
measuring   fair  value   measurements   and   requires      Fund expects that risk of loss to be remote.
additional  disclosure  about fair value  measurements.
SFAS No. 157 applies to fair value measurements already
required or permitted by existing  standards.  SFAS No.
157 is effective  for financial  statements  issued for
fiscal  years  beginning  after  November  15, 2007 and
interim periods within those fiscal years.  The changes
to current  generally  accepted  accounting  principles
from the  application of this  Statement  relate to the
definition  of fair value,  the methods used to measure
fair value,  and the  expanded  disclosures  about fair
value measurements. As of March 31, 2007, the Fund does
not  believe  the  adoption of SFAS No. 157 will impact
the  amounts  reported  in  the  financial  statements,
however,  additional  disclosures may be required about
the inputs  used to develop  the  measurements  and the
effect of certain of the  measurements  reported on the
statement of changes in net assets for a fiscal period.

On July 13, 2006,  the Financial  Accounting  Standards
Board  (FASB)  released  FASB   Interpretation  No.  48
"Accounting  for Uncertainty in Income Taxes" (FIN 48).
FIN  48  provides   guidance  for  how   uncertain  tax
positions should be recognized, measured, presented and
disclosed in the financial statements.  FIN 48 requires
the evaluation of tax positions taken or expected to be
taken in the course of preparing the Fund's tax returns
to   determine    whether   the   tax   positions   are
"more-likely-than-not"   of  being   sustained  by  the
applicable tax  authority.  Tax positions not deemed to
meet  the   more-likely-than-not   threshold  would  be
recorded  as a tax  benefit or  expense in the  current
year.  Adoption of FIN 48 is required  for fiscal years
beginning  after December 15, 2006 and is to be applied
to all open tax years as of the effective date. At this
time,  management is evaluating the implications of FIN
48.  Although not yet  determined,  management does not
expect  FIN  48  to  have  a  material  impact  on  the
financial statements.

7.   Commitments and Contingencies

Under  the  Trust's   organizational   documents,   its
officers and Trustees are  indemnified  against certain






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of The Piedmont Investment Trust and the Shareholders of The Piedmont Select Value Fund

We have audited the accompanying statement of assets and liabilities of The Piedmont Select Value Fund, a series of shares of The Piedmont Investment Trust, including the schedule of investments, as of March 31, 2007, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period April 26, 2005 (date of initial public investment) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Piedmont Select Value Fund as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period April 26, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.


                                         /s/ Briggs, Bunting, & Dougherty, LLP
                                         _______________________________________
                                         BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
May 11, 2007


THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

1.   Approval of Advisory Agreements                         In regard to the costs of the  services  to be provided
     During the Period                                       and  profits  to be  realized  by the  Advisor  and its
                                                             affiliates  from the  relationship  with the Fund,  the
The Advisor supervises the Fund's investments  pursuant      Board considered the Advisor's staffing, personnel, and
to  an   Investment   Advisory   Agreement   ("Advisory      methods of operating;  the education and  experience of
Agreement").  At a special  meeting of the Board on May      the  Advisor's  personnel;   the  Advisor's  compliance
9, 2006, the Trustees reviewed information necessary to      programs,   policies,  and  procedures;  the  financial
approve the Advisory Agreement, which was submitted to,      condition of the Advisor and the level of commitment to
and  approved  by,  the  shareholders  of the  Trust on      the  Fund  and the  Advisor  by the  principals  of the
August 31, 2006.                                             Advisor;  the current and projected asset levels of the
                                                             Fund; and the overall  expenses of the Fund,  including
The Board reviewed a memorandum  prepared by Counsel to      the nature and frequency of advisory fee payments.  The
the  Advisor,  a  memorandum  from the  Advisor  to the      Board reviewed the financial  statements of the Advisor
Trustees, the Advisor's Form ADV, experience, financial      and discussed the financial  stability and productivity
statements,  and  personnel,  the  Fund's  most  recent      of  the  firm.  The  Board  also  considered  potential
semi-annual financial statements, fee comparisons,  and      benefits   for  the  Advisor  in  managing   the  Fund,
brokerage  commission  reports  for  the  prior  twelve      including  the  ability  for the Advisor to place small
months.                                                      accounts  into  the  Fund,  and the  potential  for the
                                                             Advisor to generate  soft dollars from Fund trades that
In deciding  whether to approve the Advisory  Agreement      may benefit the Advisor's other clients. The Board then
between  the  Trust  and  the  Advisor,   the  Trustees      compared the fees and  expenses of the Fund  (including
considered   numerous  factors  including  the  nature,      the  management  fee) to other funds  comparable to the
extent,  and quality of the  services to be provided by      Fund  in  terms  of the  type of  fund,  the  style  of
the  Advisor;  the costs of the services to be provided      investment  management,  the  size of the  fund and the
and  profits  to be  realized  by the  Advisor  and its      nature of the investment  strategy and markets invested
affiliates  from the  relationship  with the Fund;  the      in, among other factors.  The Board determined that the
extent to which economies of scale would be realized as      Fund's expense ratio and  management  fees were similar
the Fund grows and whether  advisory fee levels reflect      to or less than many of the comparable funds. Following
these  economies of scale for the benefit of the Fund's      this  comparison  and upon  further  consideration  and
investors;  brokerage and portfolio  transactions;  and      discussion of the foregoing,  the Board  concluded that
possible conflicts of interest.                              the fees to be paid to the  Advisor  by the  Fund  were
                                                             fair and reasonable.
In regard to the  nature,  extent,  and  quality of the
services  to be  provided  by the  Advisor,  the  Board      In regard to the  extent  to which  economies  of scale
considered the  responsibilities the Advisor would have      would  be  realized  as  the  Fund  grows  and  whether
under the Advisory  Agreement.  The Board  reviewed the      advisory fee levels  reflect  these  economies of scale
services  to be  provided  by the  Advisor  to the Fund      for the  benefit  of the  Fund's  investors,  the Board
including, without limitation, the Advisor's procedures      considered  that the Fund's fee  arrangements  with the
for formulating investment recommendations and assuring      Advisor  involve  the  Advisory  fee  and  the  Expense
compliance  with the Fund's  investment  objectives and      Limitation Agreement.  The Board determined that, while
limitations,  coordination  of  services  for the  Fund      the  Advisory  fee would  remain  the same at all asset
among the  Fund's  service  providers,  and  efforts to      levels,  the Fund would  experience  benefits  from the
promote the Fund, grow the Fund's assets, and assist in      Expense Limitation Agreement,  and would continue to do
the  distribution of Fund shares.  The Board also noted      so until the Fund's  assets  grow to a level  where the
that the Trust's  President  will be an employee of the      Advisor begins receiving its full fees. Thereafter, the
Advisor  and will  serve  the  Trust  in such  capacity      Board noted that the Fund would benefit from  economies
without  additional  compensation.  After reviewing the      of scale under its  agreements  with service  providers
foregoing  information  and further  information in the      other than the Advisor. Following further discussion of
Advisor's   memorandum   (e.g.,   descriptions  of  the      the Fund's  projected  asset levels,  expectations  for
Advisor's business,  the Advisor's compliance programs,      growth,  and levels of fees, the Board  determined that
and the Advisor's Form ADV),  the Board  concluded that      the  Fund's fee  arrangements  with the  Advisor  would
the quality,  extent,  and nature of the services to be      provide   benefits   through  the  Expense   Limitation
provided by the Advisor were  satisfactory and adequate      Agreement  and  that,  at the  Fund's  projected  asset
for the Fund.                                                levels for the next year, the Fund's  arrangements with
                                                             the Advisor were fair and reasonable.

                                                                                                        (Continued)


THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

In regard to brokerage and portfolio transactions,  the      3.   Quarterly Portfolio Holdings
Board   considered   the   Advisor's    standards   and
performance in utilizing  those  standards to seek best      The Fund  files  its  complete  schedule  of  portfolio
execution for Fund  portfolio  transactions,  including      holdings with the SEC for the first and third  quarters
the use of alternative  markets (e.g., direct purchases      of each fiscal year on Form N-Q.  The Fund's  Forms N-Q
from   issuers  or   underwriters   or,  as  to  equity      are    available    on    the    SEC's    website    at
securities,  "third  market" for listed  securities and      http://www.sec.gov.  You may review and make  copies at
principal    market    makers   for    over-the-counter      the SEC's Public Reference Room in Washington, D.C. You
securities).  The Board also considered the anticipated      may also obtain copies after paying a  duplicating  fee
portfolio  turnover  rate for the Fund;  the process by      by  writing  the  SEC's   Public   Reference   Section,
which    evaluations    are   made   of   the   overall      Washington, D.C. 20549-0102 or by electronic request to
reasonableness  of  commissions  paid;  the  method and      publicinfo@sec.gov,   or  by   calling   the   fund  at
basis for selecting and evaluating  the  broker-dealers      1-800-773-3863.  Information  on the  operation  of the
used; any anticipated  allocation of portfolio business      Public  Reference  Room may be  obtained by calling the
to  persons  affiliated  with  the  Advisor;   and  the      SEC at 202-942-8090.
opportunities for the Advisor to recapture brokerage or
related  fees (e.g.  tender  offer  fees,  underwriting      4.   Additional Information About
fees,  etc.) and credit  them  against  Fund  expenses.           Trustees and Officers
After  further   review  and   discussion,   the  Board
determined  that  the  Advisor's   practices  regarding      The  business and affairs of the Fund and the Trust are
brokerage and portfolio transactions were satisfactory.      managed   under   the   direction   of  the   Trustees.
                                                             Information concerning the Trustees and officers of the
In  evaluating   the   possibility   for  conflicts  of      Trust  and  Fund is set  forth on the  following  page.
interest,  the Board  considered  such  matters  as the      Generally,   each   Trustee  and   officer   serves  an
experience  and  ability  of  the  Advisory   personnel      indefinite term or until certain  circumstances such as
assigned to the Fund;  the basis of decisions to buy or      their resignation,  death, or otherwise as specified in
sell securities for the Fund and/or the Advisor's other      the Trust's organizational  documents.  Any Trustee may
accounts;   the  method  for   bunching  of   portfolio      be  removed  at a  meeting  of  shareholders  by a vote
securities   transactions;   and  the   substance   and      meeting the requirements of the Trust's  organizational
administration of the Advisor's written code of ethics.      documents.  The Statement of Additional  Information of
Following  further  consideration  and discussion,  the      the Fund  includes  additional  information  about  the
Board  indicated  that  the  Advisor's   standards  and      Trustees and officers and is available, without charge,
practices relating to the identification and mitigation      upon   request  by  calling  the  Fund   toll-free   at
of potential conflicts of interests were satisfactory.       1-800-773-3863.   The  address  of  each   Trustee  and
                                                             officer,  unless otherwise indicated below, is 120 Club
Based  upon all of the  foregoing  considerations,  the      Oaks Court,  Suite 200,  Winston Salem,  NC 27104.  The
Board,  including a majority of the Trust's independent      Independent Trustees received aggregate compensation of
trustees,   approved   the  renewal  of  the   Advisory      $5,900 during the fiscal year ended March 31, 2007 from
Agreement.                                                   the Fund for their services to the Fund and Trust.  The
                                                             Interested   Trustee  and   officers  did  not  receive
2.   Proxy Voting Policies and Voting Record                 compensation  from the Fund for their  services  to the
                                                             Fund and Trust.
A copy  of the  Trust's  Proxy  Voting  and  Disclosure
Policy and the  Advisor's  Proxy Voting and  Disclosure
Policy  are  included  as  Appendix  B  to  the  Fund's
Statement of Additional  Information  and is available,
without    charge,    upon    request,    by    calling
1-800-773-3863.  Information  regarding  how  the  Fund
voted proxies relating to portfolio  securities  during
the  most  recent  12-month  period  ended  June  30 is
available (1) without charge,  upon request, by calling
the  Fund at the  number  above  and  (2) on the  SEC's
website at http://www.sec.gov.


                                                                                                        (Continued)



THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                                                       Portfolios in
                                         Length                                         Fund Complex
 Name, Age and        Position(s) held   of Time        Principal Occupation(s)         Overseen by       Other Directorships Held
   Address            with  Fund/Trust   Served           During Past 5 Years             Trustee                by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Richard V. Fulp, 64      Trustee         Since        Director of Franklin Street             1                      None
2325 Warwick Road                        8/2006       Partners,  Inc. (investment
Winston-Salem, NC                                     manager)     since    1994;
27104                                                 Chairman  of the  Board  of
                                                      Franklin    Street    Trust
                                                      Company (NC chartered trust
                                                      company)     since    1994;
                                                      Director  of  Arbor  Acres,
                                                      Inc.            (non-profit
                                                      corporation)   since  2005;
                                                      Chairman   of   the   Board
                                                      (since   March   2004)  and
                                                      Trustee  (since March 2001)
                                                      of Historic Bethabara Park,
                                                      Inc.             (nonprofit
                                                      corporation);   Trustee  of
                                                      Davidson           Athletic
                                                      Foundation      (non-profit
                                                      athletic  foundation) since
                                                      October 1999;  and Managing
                                                      Partner of Franklin  Street
                                                      Ventures  (venture  capital
                                                      firm) since 1997.
-----------------------------------------------------------------------------------------------------------------------------------
Greg A. Christos, 50     Trustee         Since        Chief Executive  Officer of             1                      None
SECUSA Holdings Inc.                     8/2006       SECUSA     Holdings    Inc.
4309 Emperor Blvd.,                                   (leveraged-buy-out      and
Suite 100                                             merchant  banking  company)
Durham, NC 27703                                      since   June   2003;    and
                                                      Co-Founder   and   Managing
                                                      Director     of     Meridia
                                                      Holdings  (merchant banking
                                                      company) from 2001-2003.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------------------
David M. Clark, III, 48  Trustee,        Since        Vice   President,   Sheets,             1                      None
                         President,      04/2005      Smith  &  Associates,  Inc.
                         Treasurer                    since May,  2006,  Managing
                         (Principal                   Member,    Clark    Capital
                         Executive                    Management, LLC since 1994.
                         Officer, Principal
                         Financial Officer)
-----------------------------------------------------------------------------------------------------------------------------------
Basis of Interestedness:  Mr. Clark is an Interested Trustee because he is Vice President of Sheets, Smith & Associates,  Inc., the
investment advisor of the Fund.
-----------------------------------------------------------------------------------------------------------------------------------
                                                           OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Adam W. Barnard, 29      Treasurer and  Since         Manager                   -            n/a                     n/a
116 South Franklin       Assistant      03/2007       Compliance/Internal  Audit,
Street,                  Secretary                    The   Nottingham    Company
Rocky Mount, NC                                       (administrator    of    the
27804                                                 Funds) since February 2007;
                                                      Senior   Accountant,    The
                                                      Nottingham   Company   from
                                                      2005    to    2007;    Fund
                                                      Accountant,  The Nottingham
                                                      Company  from 2004 to 2005;
                                                      Fund Accountant, BISYS Fund
                                                      Services              (fund
                                                      administrator) from 2001 to
                                                      2003.
-----------------------------------------------------------------------------------------------------------------------------------
A. Vason Hamrick, 30     Secretary and  Since         Corporate  Counsel  to                 n/a                     n/a
116 South Franklin       Assistant      03/2007       The Nottingham Company
Street,                  Treasurer                    since 2004.
Rocky Mount, NC
27804
-----------------------------------------------------------------------------------------------------------------------------------
Paul T. Anthony, 42      Chief          Since         Investment    Advisor/                 n/a                     n/a
                         Compliance     05/2006       Chief Compliance   Officer
                         Officer                      (since 2005),  Sheets,
                                                      Smith  &   Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

               (This page was intentionally left blank.)

The Piedmont Select Value Fund
is a series of
The Piedmont Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

The Piedmont Select Value Fund               Sheets, Smith & Associates, Inc.
c/o NC Shareholder Services                  120 Club Oaks Court, Suite 200
116 South Franklin Street                    Winston Salem, North Carolina 27104
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                         Toll-Free Telephone:

1-800-773-3863                               1-800-773-3863

World Wide Web @:                            World Wide Web @:

nottinghamco.com                             piedmontselectvaluefund.com

Item 2.   CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provision of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(e)       Not Applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.





Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)    Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended March 31, 2006 and March 31, 2007 were $10,500 and $11,500, respectively. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended March 31, 2006 and March 31, 2007 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended March 31,2006 and March 31, 2007 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning were $1,500 and 2,000, respectively. These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees - There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal years ended March 31, 2006 and March 31, 2007.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2)    There were no services as described  in each of  paragraph (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not Applicable.

(g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended March 31, 2007 were $2,000. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)       Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.


          Not applicable.





Item 6.   SCHEDULE OF INVESTMENTS.

          A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
          CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


          Not applicable.





Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
          INVESTMENT COMPANIES.


          Not applicable.





Item 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
          INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


          Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


          None.





Item 11.   CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.


(a)(1)    Code of Ethics  required by Item 2 of Form N-CSR is filed  herewith as
          Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)    Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)

                              /s/ David M. Clark, III
                              __________________________________________________
                              David M. Clark, III
                              Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: June 1, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)

                              /s/ David M. Clark, III
                              __________________________________________________
                              David M. Clark, III
                              Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer
                              The Piedmont Investment Trust

Date: June 1, 2007